Accounting Changes	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Accounting Changes

2 – Accounting changes

The Company adopts accounting standards that are issued by the Financial Accounting Standards Board (FASB), if applicable. For the years 2012, 2011 and 2010, there were no accounting standard updates issued by FASB that had a significant impact on the Company's consolidated financial statements, except as noted below.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income, giving companies the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income in the statement of changes in shareholders' equity. ASU 2011-05 also requires reclassification adjustments for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) to be separately disclosed on the face of the financial statements. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income, which deferred the effective date to present reclassification adjustments in net income. The effective date of the deferral is consistent with the effective date of ASU 2011-05 which is effective for fiscal years beginning on or after December 15, 2011. The FASB is re-evaluating the requirements, with a final decision expected in the first quarter of 2013. The Company has adopted the currently effective requirements of these ASUs.